Shareholder Report	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	Explanatory Note: The registrant is filing this amendment to its filing on Form N-CSR for the year ended November 30, 2024, which was originally filed with the Securities and Exchange Commission on February 4, 2025 (Accession number 0001213900-25-009861), amened to add the IBOXX Liquid High Yield Index to the Tailored Shareholder Report as a secondary benchmark.
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000179256
Shareholder Report [Line Items]
Fund Name	Saba Closed-End Funds ETF
Trading Symbol	CEFS
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	888-615-4310
Additional Information Website	https://www.sabaetf.com/investor-materials
Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 242,659,652	$ 242,659,652
Holdings Count | Holding	102	102
Advisory Fees Paid, Amount	$ 2,155,241
InvestmentCompanyPortfolioTurnover	29.00%